Asset Classified As Held for Sale and Liability Directly Associated With Asset Classified As Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets classified as held for sale
Cash and cash equivalents		$ 554
Pledged bank deposits		21,043
Trade accounts and bills receivable, net		1,564
Inventories		26,801
Other current assets		56,348
Prepayments to suppliers, net		543
Property, plant and equipment, net		420,646
Land use rights		40,865
Other non-current assets		17,355
Subtotal		585,719
Write-down of assets held for sale to fair value less cost to sell	0	(74,178)	0
Total assets		511,541
Liabilities directly associated with assets classified as held for sale
Borrowings		(353,959)
Bills payable		(74,408)
Trade accounts payable		(8,610)
Advance payments from customers		(10)
Accrued expenses and other payables		(84,761)
Total liabilities	$ 0	$ (521,748)